Investment in Equity Method Investees - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($) Investment	Dec. 31, 2022 USD ($) Investment	Dec. 31, 2021 USD ($)
Schedule of Equity Method Investments [Line Items]
Number of holding investments | Investment	3	3
Equity Method Investments		$ 0	$ 0
PMPI [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	$ 0	$ 0	0
Percentage of preferred return for the controlling member	20.00%	20.00%
Percentage of recovery claims for the controlling member	50.00%	50.00%
Percentage of costs allocated to non controlling member	100.00%	100.00%
MAO [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	$ 0	$ 0	0
Equity method investments ownership percentage	50.00%	50.00%
MSO [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	$ 0	$ 0	$ 0
Equity method investments ownership percentage	50.00%	50.00%